UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04518)

Exact name of registrant as specified in charter: Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund The fund's portfolio 2/28/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.0%)(a)

	Rating (RAT)	Principal amount	Value

Massachusetts (97.8%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28	BB-/P	$2,150,000	$2,178,337
Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds (Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	5,585,000	5,598,069
Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s, 11/1/13	Aa2	7,435,000	8,089,875
Fall River, G.O. Bonds, FSA
5s, 2/1/13	Aaa	1,990,000	2,151,469
5s, 2/1/12	Aaa	1,950,000	2,094,144
Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace), Ser. A, GNMA Coll., 6.35s, 2/20/32	AAA	2,100,000	2,326,086
Holden, G.O. Bonds, FGIC, 5 1/2s, 3/1/20 (Prerefunded)	Aaa	5,185,000	5,617,636
Lynn, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, MBIA, 5s, 6/1/22	Aaa	3,010,000	3,202,219
MA State College Bldg. Auth. Rev. Bonds, Ser. B, XLCA, 5 1/2s, 5/1/28	Aaa	4,000,000	4,693,880
MA State Dev. Fin. Agcy. Resource Recvy. Rev. Bonds (Semass Syst.), Ser. A, MBIA, 5 1/2s, 1/1/10	Aaa	7,500,000	7,993,875
MA State Dev. Fin. Agcy. Rev. Bonds
(Beverly Enterprises, Inc.), 7 3/8s, 4/1/09	B+/P	1,150,000	1,175,691
(Lasell College), 6 3/4s, 7/1/31	BB+/P	1,460,000	1,511,757
(Lasell Village), Ser. A, 6 3/8s, 12/1/25	BB-/P	1,285,000	1,299,264
(MA Biomedical Research), Ser. C, 6 1/8s, 8/1/12	A1	1,950,000	2,115,867
(MA Biomedical Research), Ser. C, 5 7/8s, 8/1/10	A1	1,830,000	1,958,265
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	Aaa	5,000,000	6,253,750
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,750,000	1,825,775
(Hampshire College), 5.7s, 10/1/34	BBB	1,315,000	1,399,265
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,072,230
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. R-3, XLCA, 3.2s, 10/1/42	VMIG1	1,500,000	1,500,000
MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC, 5s, 1/1/13	AAA	3,625,000	3,662,664
MA State G.O. Bonds
Ser. C, FSA, 5 1/2s, 11/1/10	Aaa	7,500,000	8,119,425
Ser. C, 5 1/4s, 8/1/15 (Prerefunded)	AAA	3,750,000	3,937,500
Ser. D, FSA, 5s, 11/1/24 (Prerefunded)	Aaa	6,500,000	7,020,065
(Construction Loan), Ser. A, FSA, 5s, 3/1/24	Aaa	13,000,000	13,812,370
Ser. B, U.S. Govt. Coll., 5s, 5/1/12 (Prerefunded)	AAA	9,100,000	9,577,022
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30 (Prerefunded)	BBB+/F	3,000,000	3,371,400
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	3,125,000	3,441,219
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,391,325
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,251,100
(Learning Ctr. for Deaf Children), Ser. C, 6 1/8s, 7/1/29	Ba2	1,000,000	1,007,340
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	3,000,000	3,273,930
(Partners Healthcare Syst.), Ser. C, 6s, 7/1/15	Aa3	2,100,000	2,341,206
(Partners Healthcare Syst.), Ser. C, 6s, 7/1/14	Aa3	1,460,000	1,625,462
(Partners Healthcare Syst.), Ser. C, 5 3/4s, 7/1/32	Aa3	4,000,000	4,359,000
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,057,480
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s, 7/1/20	BBB	1,955,000	2,028,840
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	800,000	821,832
(Williams College), Ser. G, 5 1/2s, 7/1/14	Aa1	3,665,000	3,924,629
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/11	BBB-	1,265,000	1,313,323
(Cape Cod Healthcare), Ser. B, 5.45s, 11/15/23	BBB	2,600,000	2,648,256
(New England Med. Ctr.) MBIA, 5.38s, 7/1/18	Aaa	15,800,000	15,886,268
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BBB-	3,000,000	3,018,810
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	4,250,000	4,694,380
(Partners Healthcare Syst.), Ser. B, 5 1/4s, 7/1/11	Aa3	3,000,000	3,169,770
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	11,751,700
(Simmons College), Ser. F, FGIC, 5s, 10/1/33	Aaa	5,245,000	5,490,466
(Wellesley College), 5s, 7/1/17	Aa1	1,000,000	1,068,160
(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s, 5/15/11	Aaa	2,000,000	2,131,600
(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s, 5/15/10	Aaa	3,840,000	4,056,806
(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s, 5/15/09	Aaa	3,660,000	3,823,529
MA State Hlth. & Edl. Fac. Auth. VRDN, Ser. D, MBIA, 2.93s, 1/1/35	VMIG1	5,145,000	5,145,000
MA State Hsg. Fin. Agcy. Rev. Bonds
(Rental Mtge.), Ser. C, AMBAC, 5 5/8s, 7/1/40	Aaa	5,000,000	5,104,850
(Single Fam.), Ser. 86, 5.1s, 12/1/21	Aa2	660,000	669,379
(Rental Mtge.), Ser. E, FSA, 4.1s, 7/1/06	Aaa	1,590,000	1,590,477

MA State Hsg. Fin. Auth. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 84
4 1/4s, 12/1/07	Aa2	435,000	435,848
4.05s, 12/1/06	Aa2	360,000	360,533
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	1,500,000	1,518,735
(American Hinghan, Wtr. Treatment), 6 3/4s, 12/1/25	A	4,520,000	4,645,701
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB-	3,850,000	3,872,138
(Park School), 5.9s, 9/1/26 (Prerefunded)	A3	3,385,000	3,493,557
(Wentworth Inst. of Tech.), 5 3/4s, 10/1/28 (Prerefunded)	Baa1	1,650,000	1,770,021
MA State Port Auth. Rev. Bonds
Ser. A, MBIA, 5s, 7/1/33	AAA	2,400,000	2,486,184
Ser. A, AMBAC, 5s, 7/1/26	AAA	3,000,000	3,193,020
Ser. C, MBIA, 5s, 7/1/08	Aaa	2,000,000	2,069,120
MA State School Bldg. Auth. Rev. Bonds
(Dedicated Sales Tax), Ser. A, FSA, 5s, 8/15/23	Aaa	5,000,000	5,325,300
Ser. A, 5s, 8/15/07	AA	1,000,000	1,021,860
MA State Special Oblig. Dedicated Tax Rev. Bonds
FGIC, FHLMC Coll., FNMA Coll., 5 1/4s, 1/1/22 (Prerefunded)	Aaa	2,000,000	2,190,400
FGIC, 5 1/4s, 1/1/20 (Prerefunded)	Aaa	5,000,000	5,476,000
MA State Wtr. Poll. Abatement Rev. Bonds, Ser. 5
5 3/8s, 8/1/27	Aaa	4,490,000	4,758,008
5 3/8s, 8/1/27 (Prerefunded)	Aaa	2,510,000	2,685,650
MA State Wtr. Resource Auth. Rev. Bonds, Ser. A
6 1/2s, 7/15/19	Aa2	5,500,000	6,627,665
FGIC, 5 3/4s, 8/1/39 (Prerefunded)	Aaa	10,000,000	10,946,200
MBIA, 5s, 8/1/29	Aaa	4,000,000	4,215,920
MBIA, 5s, 8/1/29	Aaa	3,225,000	3,426,788
Maynard, G.O. Bonds, MBIA, 5s, 2/1/13	Aaa	1,065,000	1,151,414
Norwell, G.O. Bonds
AMBAC, 5s, 2/15/25	AAA	1,000,000	1,072,910
FGIC, 5s, 11/15/18	AAA	1,760,000	1,942,829
Quincy, Rev. Bonds, FSA, 5.3s, 1/15/11	Aaa	8,800,000	8,809,592
Route 3 North Trans. Impt. Assn. VRDN, Ser. B, AMBAC, 3.18s, 6/15/33	VMIG1	7,700,000	7,700,000
Springfield, G.O. Bonds, MBIA, 5s, 1/15/13	Aaa	1,000,000	1,077,520
U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
5 3/8s, 11/1/19 (Prerefunded)	AAA	2,000,000	2,236,780
5 3/8s, 11/1/18 (Prerefunded)	AAA	2,500,000	2,795,975
5 3/8s, 11/1/17 (Prerefunded)	AAA	2,500,000	2,795,975
5 3/8s, 11/1/16	AAA	210,000	234,041
5 3/8s, 11/1/16 (Prerefunded)	AAA	790,000	883,528
Westfield, G.O. Bonds, MBIA
5s, 9/1/11	Aaa	2,190,000	2,344,986
5s, 9/1/10	Aaa	2,190,000	2,324,576
Westford, G.O. Bonds, FGIC, 5 1/4s, 4/1/20	Aaa	1,000,000	1,074,617
			323,607,428

Puerto Rico (1.2%)
Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	2,440,000	2,512,956
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K, 5s, 7/1/17	BBB+	1,500,000	1,598,895
			4,111,851

TOTAL INVESTMENTS

Total investments (cost $312,288,983)(b)			$327,719,279

NOTES

(a) Percentages indicated are based on net assets of $330,925,727.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $312,288,983, resulting in gross unrealized appreciation and depreciation of $16,118,094 and $687,798, respectively, or net unrealized appreciation of $15,430,296.

The rates shown on VRDN are the current interest rates at February 28, 2006.

The fund had the following industry group concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

Health care	23.8%
Education	18.5
Water & sewer	14.7

The fund had the following insurance concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

MBIA	15.5%
FSA	14.8
FGIC	12.9
AMBAC	10.9

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006